Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 731	$ 752
Short-term notes payable	1,252	926
Less: cash and cash equivalents	(483)	(25)	$ (50)
Net Long-term debt payable within one year	1,500	1,653
Long-term debt	9,978	9,315
Convertible debentures (Notes 16, 17)	489	487	$ 0
Preferred shares	418	418
Common shares	5,643	5,631
Retained earnings	3,459	4,090
Total capital	$ 21,487	$ 21,594